Document and Entity Information	Mar. 07, 2022
Details
Registrant CIK	0000225628
Registrant Name	PASSUR AEROSPACE, INC.
SEC Form	8-K
Period End date	Mar. 07, 2022
Tax Identification Number (TIN)	11-2208938
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NY
Entity File Number	0-7642
Entity Address, Address Line One	3452 Lake Lynda Drive
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32817
City Area Code	203
Local Phone Number	622-4086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false